Leases (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of quantitative information about leases for lessee [abstract]
Disclosure of quantitative information about right-of-use assets
The movements of right-of-use assets included within "Property and equipment, net" and "Investment properties, net" for the year are as follows:

	Property and equipment, net - Leasehold interests in land	Investment properties, net - Leasehold interests in land	Property and equipment, net - Other	Total Right-of-use assets
	US$ in millions
Cost
At January 1, 2021	$674	$56	$40	$770
Additions	—	—	9	9
Disposals	—	—	(7)	(7)
At December 31, 2021	$674	$56	$42	$772

Accumulated depreciation
At January 1, 2021	$(148)	$(14)	$(21)	$(183)
Depreciation	(13)	(1)	(11)	(25)
Disposals	—	—	7	7
At December 31, 2021	$(161)	$(15)	$(25)	$(201)

Carrying amount
At December 31, 2021	$513	$41	$17	$571

Cost
At January 1, 2022	$674	$56	$42	$772
Adjustments to costs	—	—	(2)	(2)
Disposals	—	—	(2)	(2)
At December 31, 2022	$674	$56	$38	$768

Accumulated depreciation
At January 1, 2022	$(161)	$(15)	$(25)	$(201)
Depreciation	(14)	(1)	(6)	(21)
Disposals	—	—	2	2
At December 31, 2022	$(175)	$(16)	$(29)	$(220)

Carrying amount
At December 31, 2022	$499	$40	$9	$548

Disclosure of quantitative information about lease liabilities
The lease liabilities included within borrowings are as follows:

	December 31,
	2022	2021
	US$ in millions
Current liabilities - Borrowings	$14	$17
Non-current liabilities - Borrowings	118	124
Total Lease liabilities	$132	$141

Disclosure of Depreciation on Right of Use Assets and Interest on Lease Liabilities

	Year ended December 31,
	2022	2021	2020
	US$ in millions
Depreciation charge of right-of-use assets:
Property and equipment, net - Leasehold interests in land	$14	$13	$13
Property and equipment, net - Other	6	11	13
Investment properties, net - Leasehold interests in land	1	1	1
	21	25	27

Interest expense on lease liabilities	8	8	8
Expense relating to short-term leases exempted from recognition	2	1	1
Expense relating to low-value items exempted from recognition	—	—	1
Expense relating to variable lease payments	—	—	1
	$31	$34	$38